Schedule of investments
Macquarie Real Estate Securities Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.24%♣
Internet Services & Infrastructure — 2.54%
NEXTDC †	242,400	$ 2,313,266
		2,313,266
Real Estate Operating Companies/Developer — 0.62%
Corp Inmobiliaria Vesta ADR	20,669	566,124
		566,124
Real Estate Services — 0.89%
CBRE Group Class A †	5,750	805,690
		805,690
REIT Asset Management & Custody Banks — 1.95%
DigitalBridge Group	171,241	1,772,344
		1,772,344
REIT Data Center — 15.07%
Digital Realty Trust	13,552	2,362,520
Equinix	13,681	10,882,825
Keppel REIT	255,200	467,649
		13,712,994
REIT Healthcare — 18.84%
American Healthcare REIT	72,872	2,677,317
Ventas	54,618	3,449,127
Welltower	71,682	11,019,674
		17,146,118
REIT Hotel — 3.01%
Hyatt Hotels Class A	7,305	1,020,143
Ryman Hospitality Properties	17,407	1,717,549
		2,737,692
REIT Industrial — 12.13%
First Industrial Realty Trust	74,685	3,594,589
Goodman Group	69,249	1,560,530
LXP Industrial Trust	127,443	1,052,679
Prologis	32,826	3,450,669
Rexford Industrial Realty	38,775	1,379,227
		11,037,694
REIT Multifamily — 10.33%
AvalonBay Communities	18,298	3,723,643
Equity Residential	41,620	2,808,934
Essex Property Trust	7,380	2,091,492
InterRent Real Estate Investment Trust	78,369	778,079
		9,402,148
REIT Office — 1.77%
Kilroy Realty	46,970	1,611,541
		1,611,541
REIT Retail — 16.40%
Acadia Realty Trust	88,324	1,640,176
Agree Realty	49,569	3,621,511
NETSTREIT	97,247	1,646,392
Realty Income	27,086	1,560,424
Simon Property Group	29,409	4,727,791
Tanger	56,515	1,728,229
		14,924,523
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Self-Storage — 4.75%
Extra Space Storage	5,762	$ 849,549
Public Storage	11,819	3,467,931
		4,317,480
REIT Single Family — 4.35%
Invitation Homes	63,915	2,096,412
Sun Communities	14,709	1,860,541
		3,956,953
REIT Specialty — 4.74%
VICI Properties	132,161	4,308,449
		4,308,449
REIT Telecom Tower — 1.85%
American Tower	7,601	1,679,973
		1,679,973
Total Common Stocks (cost $56,446,391)		90,292,989

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	113,643	113,643
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	113,643	113,643
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	113,643	113,643
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	113,642	113,642
Total Short-Term Investments (cost $454,571)		454,571

Total Value of Securities—99.74% (cost $56,900,962)		90,747,560
Receivables and Other Assets Net of Liabilities—0.26%		236,187
Net Assets Applicable to 6,051,824 Shares Outstanding—100.00%		$90,983,747
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV063 [0625] 0825 (4730784)    1